Financial Income and Expense, Net	6 Months Ended
Jun. 30, 2024
Financial Income and Expense, Net [Abstract]
Financial income and expense, net

Note 19. Financial income and expense, net

The financial income and expense, net for the six-month periods ended June 30, 2024, and 2023, is composed of the following:

	June 30, 2024	June 30, 2023
Financial income:
Income on financial investments	177	130
Interest income	347	243
Discounts obtained	4	11
Exchange variation (foreign exchange profit)	205	725
Total	733	1,109
Financial Expenses:
Contingent consideration fair value adjustments	(29,621)	(26,380)
Interest on loans, financing and debentures	(3,543)	(6,549)
Other interest and expense	(3,133)	(2,522)
Exchange variation (foreign exchange losses)	(6,673)	(91)
Total	(42,970)	(35,542)
Financial income and expense, net	(42,237)	(34,433)